Debentures (Narrative) (Details) ₪ / shares in Units, € in Thousands, ₪ in Thousands			1 Months Ended										12 Months Ended
	Mar. 14, 2017 ILS (₪)	Mar. 14, 2017 EUR (€)	Oct. 31, 2020 ILS (₪) shares	Sep. 30, 2019	Sep. 25, 2019	Jul. 25, 2019 ILS (₪)	Jul. 25, 2019 EUR (€)	Jun. 30, 2019	Sep. 30, 2018	Jun. 19, 2014 ILS (₪) ₪ / shares	Jun. 19, 2014 EUR (€)	Jan. 31, 2014 EUR (€)	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2019 EUR (€) shares	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2020 EUR (€)	Oct. 31, 2020 EUR (€)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2019 EUR (€)	Jul. 25, 2019 EUR (€)	Dec. 31, 2017 EUR (€)	Nov. 14, 2017	Mar. 14, 2017 EUR (€)	Jun. 19, 2014 EUR (€)	Jan. 31, 2014 ILS (₪)	Jan. 31, 2014 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																	€ 82,724			€ 71,584
Net proceeds from offering														€ 38,057	€ 22,317
Equity																76,957	€ 125,026			€ 107,566		€ 77,500
Repayment of debentures value														€ 26,923	€ 9,836	€ 4,668
Ratio of equity								29.20%					31.60%	31.60%
Option issued | shares													4,249	4,249	18,303	3,000
Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate													2.00%				2.00%		2.00%	2.00%
Ratio of equity								30.00%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate													3.55%				3.55%		3.55%	3.55%
Series A Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																	€ 20,800								€ 17,115		€ 25,170
Gross proceeds from offering											€ 17,286	€ 24,490
Net proceeds from offering											€ 16,808	24,059
Interest rate										4.60%															4.60%
Obligation to pay additional interest										1.00%															1.00%
Amount of distribution of equity																									€ 75,000
Percentage of distributable profit										75.00%															75.00%
Equity																	€ 55,000
Repayment of debentures value														€ 22,300
Principal repayment of debentures value														20,800
Accrued interest in repayment of debenture														10
Prepayment charge in repayment of debenture														1,500
Series A Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis													20.00%				20.00%
Series A Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis													65.00%				65.00%
Series A Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪										₪ 80,341																₪ 120,000
Debenture issued per unit price | ₪ / shares										₪ 1,010
Gross proceeds from offering										₪ 81,144		116,760
Net proceeds from offering										₪ 78,900		€ 114,700
Repayment of debentures value | ₪													₪ 85,900
Principal repayment of debentures value | ₪													80,100
Accrued interest in repayment of debenture | ₪													50
Prepayment charge in repayment of debenture | ₪													₪ 5,700
Series B Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																								€ 31,700
Net proceeds from offering		€ 31,200
Interest rate	3.44%																							3.44%
Obligation to pay additional interest	0.50%																							0.50%
Equity																	€ 55,000
Debentures payable term	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).	Series B Debentures is repayable in six (6) annual installments as follows: on June 30 of each of the years 2019-2022 (inclusive) 15% of the Principal shall be paid, and on June 30 of each of 2023-2024 (inclusive) 20% of the Principal shall be paid, and is not linked to the CPI or otherwise. The Series B Debentures initially bore a fixed interest at the rate of 3.44% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 of each of the years 2017 through June 30, 2024 (inclusive).
Increase in percentage of interest	0.50%	0.50%			0.50%
Increase in interest percentage due to security rating	1.75%	1.75%
Notional amount																				€ 21,452
Decrease in annual interest rate	1.00%	1.00%		0.50%
Series B Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of immediate repayment provision									60.00%
Percentage of interest increase provision									55.00%
Series B Debentures [Member] | Company's balance sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of immediate repayment provision									25.00%
Percentage of interest increase provision									30.00%
Series B Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																							0.25%
Series B Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate																							3.69%
Series B Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪	₪ 123,232
Gross proceeds from offering | ₪	123,232
Net proceeds from offering | ₪	₪ 121,400
Notional amount | ₪																			₪ 83,232
Series C Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures																	38,500	€ 38,520			€ 22,690
Gross proceeds from offering														41,100
Net proceeds from offering							€ 22,317							€ 40,300
Interest rate						3.30%															3.30%
Equity																	50,000
Debentures payable term						Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).	Series C Debentures is repayable in five (5) unequal annual installments as follows: on June 30, 2021 10% of the principal shall be paid, on June 30 of each of the years 2022 and 2023, 15% of the principal shall be paid and on June 30 of each of the years 2024 and 2025, 30% of the principal shall be paid. The Series C Debentures bear a fixed interest at the rate of 3.3% per year (that is not linked to the Israeli CPI or otherwise), payable semi-annually on June 30 and December 31 commencing December 31, 2019 through June 30, 2025 (inclusive).
Amount of immediate repayment provision																	€ 60,000
Series C Debentures [Member] | Net Financial Debt [Member]
Disclosure of detailed information about financial instruments [line items]
Percentage of equity on consolidated basis													60.00%				60.00%
Percentage of immediate repayment provision						67.50%	67.50%
Percentage of interest increase provision						60.00%	60.00%
Series C Debentures [Member] | Company's balance sheet [Member]
Disclosure of detailed information about financial instruments [line items]
Equity																	€ 70,000
Series C Debentures [Member] | Bottom of range [Member]
Disclosure of detailed information about financial instruments [line items]
Interest rate						0.25%															0.25%
Series C Debentures [Member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Interest rate						0.50%															0.50%
Series C Debentures [Member] | NIS [Member]
Disclosure of detailed information about financial instruments [line items]
Principal amount of unsecured non convertible debentures | ₪			₪ 154,000			₪ 89,065							₪ 154,000
Gross proceeds from offering | ₪			₪ 164,200			89,065							164,200
Net proceeds from offering | ₪						₪ 87,600							₪ 162,400
Series 1 Options [Member]
Disclosure of detailed information about financial instruments [line items]
Option issued | shares			385,000